Convertible promissory notes (Tables)	12 Months Ended
Dec. 31, 2018
Convertible promissory notes
Schedule of components effecting the change in fair value

Year ended December 31, 2018
Balance at January 1	$—
Issuance	29,131
Change in fair value	22,791
Balance at December 31	$51,922